Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	30.14%	29.37%	29.59%
Risk-free interest rate	1.72%	0.75%	2.04%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 years	5 years 6 months 29 days	5 years 10 months 2 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	26.98%	32.04%	23.94%
Risk-free interest rate	0.06%	0.09%	0.14%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 months	6 months	6 months